Goodwill - Disclosure of goodwill (Details) - Goodwill - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	£ 4,588	£ 5,712
Exchange adjustments	223	(562)
Reclassification to held for sale (note 10)		(562)
Acquisition of WPD (note 37)	4,721
Goodwill, ending balance	£ 9,532	£ 4,588